Other Financial Assets - Schedule of Other Financial Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Financial Assets [Line Items]
Other financial assets	$ 71,561	$ 393,019
Keyman insurance [Member]
Schedule of Other Financial Assets [Line Items]
Other financial assets	71,561	69,505
Advance from supplier [Member]
Schedule of Other Financial Assets [Line Items]
Other financial assets		$ 323,514